Segment and geographic information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total gross revenues	$ 24,603,271	$ 47,652,573	$ 94,954,443
Less: sales taxes	(75,395)	(106,962)	(199,721)
Total revenues, net	24,527,876	47,545,611	94,754,722
Health Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	11,776,863	8,101,683	9,876,415
Electronic Learning Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	8,071,401	24,637,772	44,137,557
Mobile Phones [Member]
Segment Reporting Information [Line Items]
Total gross revenues	1,722,626	5,032,111	6,000,241
Collectible Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	1,573,757	5,646,352	15,413,624
Kitchen and Household [Member]
Segment Reporting Information [Line Items]
Total gross revenues	397,722	1,591,090	9,809,998
Fitness Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	217,226	765,679	4,554,072
Cosmetic Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	103,330	220,364	853,133
Consumer Electronics Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	41,437	88,811	61,161
Auto Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	1,026	49,461	191,314
Other Products [Member]
Segment Reporting Information [Line Items]
Total gross revenues	$ 697,883	$ 1,519,250	$ 4,056,928